CERTARCA

NYSE Regulation [redacted]

11000193

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

February 16, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: Global X Funds
CIK: 0001432353
SEC File No.: 001-34248
Form Type: 8-A12B
Filing Date: 2/1/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on February 11, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Global X FTSE ASEAN 40 ETF

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Craig Gray
Manager, Listing Compliance